Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT Mutual Funds Inc
Entity Central Index Key	0000877880
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000009596
Shareholder Report [Line Items]
Fund Name	Sit Balanced Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Balanced Fund	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Balanced Fund returned +10.58%. The S&P 500® Index's return was +15.16%, and the Bloomberg Aggregate Bond Index's return was +6.08%. The fixed income portion of the fund matched the benchmarks +6.1% return for the period, driven by an income return of +5.1%. Closed-end bond funds were the best performing bond sector, returning +8.2%. Taxable municipal and mortgage holdings underperformed due to spread widening and an under-allocation to duration, respectively. The government bond sector was the worst performing sector, as tight credit spreads overall drove a decision to over-allocate duration within the government sector, and longer duration securities underperformed dramatically as the yield curve steepened. The equity portion of the Fund modestly underperformed the S&P 500® Index due mainly to stock selection in technology services.

Line Graph [Table Text Block]
	Sit Balanced Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
6/15	$10,000	$10,000	$10,000
6/16	10,147	10,600	10,399
6/17	11,422	10,567	12,260
6/18	12,546	10,525	14,023
6/19	13,547	11,353	15,483
6/20	15,161	12,345	16,646
6/21	19,176	12,304	23,436
6/22	16,324	11,038	20,948
6/23	18,369	10,934	25,053
6/24	22,192	11,222	31,205
6/25	24,539	11,904	35,937

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Balanced Fund	10.58%	10.11%	9.39%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
S&P 500® Index	15.16%	16.64%	13.65%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 68,590,006
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 530,954
InvestmentCompanyPortfolioTurnover	35.11%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$68,590,006
# of Portfolio Holdings	199
Portfolio Turnover Rate	35.11%
Investment Advisory Fees Paid	$530,954

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	7.6%
Microsoft Corp.	5.4
Broadcom, Inc.	4.6
Alphabet, Inc.	4.2
Apple, Inc.	4.0
Amazon.com, Inc.	3.1
Meta Platforms, Inc.	2.2
Goldman Sachs Group, Inc.	1.7
Salesforce, Inc.	1.5
Visa, Inc.	1.4

Equity Sector (% of Net Assets)

Electronic Technology	18.7%
Technology Services	17.3
Retail Trade	5.9
Producer Manufacturing	4.9
Finance	4.3
Health Technology	3.8
Consumer Services	2.0
Health Services	1.3
Process Industries	1.3
Others	4.0
Total	63.5%

Portfolio Composition of Bonds (% of Net Assets)

Mortgage Pass-Through Securities	9.4%
Collateralized Mortgage Obligations	7.6
Taxable Municipal Securities	5.6
U.S. Treasury / Federal Agency Securities	4.0
Corporate Bonds	3.7
Others	3.7
Total	34.0%

Asset Weighting (% of Net Assets)

Equities	63.5%
Bonds	34.0
Cash and other net assets	2.5
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.
C000009600
Shareholder Report [Line Items]
Fund Name	Sit Dividend Growth Fund
Class Name	I
Trading Symbol	SDVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class I	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Dividend Growth Fund - Class I returned +13.00%, underperforming the S&P 500® Index's return of +15.16%. Positive stock selection, particularly within the electronic technology and health services sectors, contributed favorably to the Fund's returns. Even so, the Fund’s performance lagged during the period, primarily due to underweight positions in the technology services sector’s best-performing stocks, such as Palantir (+438%) and Meta Platforms (+47%) relative to the S&P 500® Index, and an overweight position in the underperforming transportation sector.

Line Graph [Table Text Block]
	Sit Dividend Growth Fund - Class I	S&P 500® Index
6/15	$10,000	$10,000
6/16	10,394	10,399
6/17	11,996	12,260
6/18	13,239	14,023
6/19	14,348	15,483
6/20	15,131	16,646
6/21	20,901	23,436
6/22	19,381	20,948
6/23	22,240	25,053
6/24	26,400	31,205
6/25	29,831	35,937

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class I	13.00%	14.54%	11.55%
S&P 500® Index	15.16%	16.64%	13.65%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 246,598,973
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,677,397
InvestmentCompanyPortfolioTurnover	48.72%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$246,598,973
# of Portfolio Holdings	80
Portfolio Turnover Rate	48.72%
Investment Advisory Fees Paid	$1,677,397
Weighted average market cap	$818.8 Billion
Weighted average market cap	$818.8 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Microsoft Corp.	6.8%
Apple, Inc.	4.5
Broadcom, Inc.	4.1
NVIDIA Corp.	3.5
Exxon Mobil Corp.	2.4
Amazon.com, Inc.	1.8
Williams Cos., Inc.	1.8
JPMorgan Chase & Co.	1.8
Procter & Gamble Co.	1.7
Meta Platforms, Inc.	1.7

Sector Allocation (% of Net Assets)

Electronic Technology	17.5%
Finance	16.1
Technology Services	15.6
Health Technology	10.4
Producer Manufacturing	8.5
Utilities	5.4
Retail Trade	5.2
Health Services	3.7
Consumer Non-Durables	3.2
Others	13.1
Cash and other net assets	1.3
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.
C000033658
Shareholder Report [Line Items]
Fund Name	Sit Dividend Growth Fund
Class Name	S
Trading Symbol	SDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class S	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Dividend Growth Fund - Class S returned +12.67%, underperforming the S&P 500® Index's return of +15.16%. Positive stock selection, particularly within the electronic technology and health services sectors, contributed favorably to the Fund's returns. Even so, the Fund’s performance lagged during the period, primarily due to underweight positions in the technology services sector’s best-performing stocks, such as Palantir (+438%) and Meta Platforms (+47%) relative to the S&P 500® Index, and an overweight position in the underperforming transportation sector.

Line Graph [Table Text Block]
	Sit Dividend Growth Fund - Class S	S&P 500® Index
6/15	$10,000	$10,000
6/16	10,368	10,399
6/17	11,935	12,260
6/18	13,135	14,023
6/19	14,201	15,483
6/20	14,939	16,646
6/21	20,596	23,436
6/22	19,050	20,948
6/23	21,807	25,053
6/24	25,819	31,205
6/25	29,091	35,937

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class S	12.67%	14.26%	11.27%
S&P 500® Index	15.16%	16.64%	13.65%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 246,598,973
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,677,397
InvestmentCompanyPortfolioTurnover	48.72%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$246,598,973
# of Portfolio Holdings	80
Portfolio Turnover Rate	48.72%
Investment Advisory Fees Paid	$1,677,397
Weighted average market cap	$818.8 Billion
Weighted average market cap	$818.8 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Microsoft Corp.	6.8%
Apple, Inc.	4.5
Broadcom, Inc.	4.1
NVIDIA Corp.	3.5
Exxon Mobil Corp.	2.4
Amazon.com, Inc.	1.8
Williams Cos., Inc.	1.8
JPMorgan Chase & Co.	1.8
Procter & Gamble Co.	1.7
Meta Platforms, Inc.	1.7

Sector Allocation (% of Net Assets)

Electronic Technology	17.5%
Finance	16.1
Technology Services	15.6
Health Technology	10.4
Producer Manufacturing	8.5
Utilities	5.4
Retail Trade	5.2
Health Services	3.7
Consumer Non-Durables	3.2
Others	13.1
Cash and other net assets	1.3
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.
C000069003
Shareholder Report [Line Items]
Fund Name	Sit Global Dividend Growth Fund
Class Name	I
Trading Symbol	GDGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class I	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Global Dividend Growth Fund - Class I returned +13.60%, underperforming the MSCI World Index's return of +16.26%. During the period, both sector allocation and the currency effect contributed to fund outperformance while stock selection detracted from results. The fund benefited from an overweight position in the semiconductors and semiconductor equipment industry. Here, the holding in Broadcom, Inc. (+73%) significantly outperformed the MSCI World Index. The fund also benefited from an overweight position in the producer manufacturing sector. Holdings such as Singapore Technologies Engineering (+95%) and BAE Systems plc (+58%) outperformed both the sector and the MSCI World Index. The largest detractors to returns during the period were stock selection within the software and services industry with no exposure to Meta Platforms Inc Class A (+47%) and Palantir Technologies Inc. Class A (438%).

Line Graph [Table Text Block]
	Sit Global Dividend Growth Fund - Class I	MSCI World Index
6/15	$10,000	$10,000
6/16	9,833	9,722
6/17	11,007	11,491
6/18	11,719	12,765
6/19	12,795	13,573
6/20	13,425	13,959
6/21	18,071	19,409
6/22	16,027	16,626
6/23	18,664	19,704
6/24	22,417	23,683
6/25	25,466	27,533

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class I	13.60%	13.66%	9.80%
MSCI World Index	16.26%	14.55%	10.66%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 58,557,298
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 537,476
InvestmentCompanyPortfolioTurnover	3.52%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$58,557,298
# of Portfolio Holdings	58
Portfolio Turnover Rate	3.52%
Investment Advisory Fees Paid	$537,476
Weighted average market cap	$936.2 Billion
Weighted average market cap	$936.2 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	20.8%
Finance	16.9
Technology Services	15.8
Producer Manufacturing	10.9
Health Technology	6.1
Consumer Services	4.5
Consumer Non-Durables	4.2
Industrial Services	3.2
Others	13.0
Cash and other net assets	4.6
Total	100.0%

Top 10 Equity (% of Net Assets)

Microsoft Corp.	8.9%
Broadcom, Inc.	8.4
Apple, Inc.	6.4
JPMorgan Chase & Co.	3.6
NVIDIA Corp.	3.1
Alphabet, Inc.	2.6
Applied Materials, Inc.	2.5
Shell, PLC, ADR	2.4
Arthur J Gallagher & Co.	2.0
Iberdrola SA	1.9

Country Allocation (% of Net Assets)

United States	60.4%
United Kingdom	10.8
Germany	5.8
Switzerland	4.7
Ireland	4.4
Australia	2.2
Spain	1.9
Singapore	1.6
Belgium	1.5
Japan	1.1
Others	1.0
Cash and other net assets	4.6
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.
C000071096
Shareholder Report [Line Items]
Fund Name	Sit Global Dividend Growth Fund
Class Name	S
Trading Symbol	GDGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class S	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Global Dividend Growth Fund - Class S returned +13.30%, underperforming the MSCI World Index's return of +16.26%. During the period, both sector allocation and the currency effect contributed to fund outperformance while stock selection detracted from results. The fund benefited from an overweight position in the semiconductors and semiconductor equipment industry. Here, the holding in Broadcom, Inc. (+73%) significantly outperformed the MSCI World Index. The fund also benefited from an overweight position in the producer manufacturing sector. Holdings such as Singapore Technologies Engineering (+95%) and BAE Systems plc (+58%) outperformed both the sector and the MSCI World Index. The largest detractors to returns during the period were stock selection within the software and services industry with no exposure to Meta Platforms Inc Class A (+47%) and Palantir Technologies Inc. Class A (438%).

Line Graph [Table Text Block]
	Sit Global Dividend Growth Fund - Class S	MSCI World Index
6/15	$10,000	$10,000
6/16	9,811	9,722
6/17	10,956	11,491
6/18	11,628	12,765
6/19	12,672	13,573
6/20	13,256	13,959
6/21	17,805	19,409
6/22	15,744	16,626
6/23	18,283	19,704
6/24	21,912	23,683
6/25	24,826	27,533

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class S	13.30%	13.37%	9.52%
MSCI World Index	16.26%	14.55%	10.66%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 58,557,298
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 537,476
InvestmentCompanyPortfolioTurnover	3.52%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$58,557,298
# of Portfolio Holdings	58
Portfolio Turnover Rate	3.52%
Investment Advisory Fees Paid	$537,476
Weighted average market cap	$936.2 Billion
Weighted average market cap	$936.2 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	20.8%
Finance	16.9
Technology Services	15.8
Producer Manufacturing	10.9
Health Technology	6.1
Consumer Services	4.5
Consumer Non-Durables	4.2
Industrial Services	3.2
Others	13.0
Cash and other net assets	4.6
Total	100.0%

Top 10 Equity (% of Net Assets)

Microsoft Corp.	8.9%
Broadcom, Inc.	8.4
Apple, Inc.	6.4
JPMorgan Chase & Co.	3.6
NVIDIA Corp.	3.1
Alphabet, Inc.	2.6
Applied Materials, Inc.	2.5
Shell, PLC, ADR	2.4
Arthur J Gallagher & Co.	2.0
Iberdrola SA	1.9

Country Allocation (% of Net Assets)

United States	60.4%
United Kingdom	10.8
Germany	5.8
Switzerland	4.7
Ireland	4.4
Australia	2.2
Spain	1.9
Singapore	1.6
Belgium	1.5
Japan	1.1
Others	1.0
Cash and other net assets	4.6
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.
C000170242
Shareholder Report [Line Items]
Fund Name	Sit ESG Growth Fund
Class Name	I
Trading Symbol	IESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class I	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit ESG Growth Fund - Class I returned +15.68%, underperforming the MSCI World Index's return of +16.26%. During the period, the currency effect contributed to fund outperformance while the combination of stock selection and sector allocation detracted from results. The fund benefited from an overweight position in the semiconductors and semiconductor equipment industry. Holdings in Broadcom, Inc. (+73%) and NVIDIA Corporation (+28%) significantly outperformed the MSCI World Index. The fund also benefited from an overweight position in the producer manufacturing sector. Holdings such as Singapore Technologies Engineering (+95%) and BAE Systems plc (+58%) outperformed both the sector and the MSCI World Index. The largest detractor to returns during the period was stock selection within the software and services industry with Adobe Inc. (-30%) and no exposure to Meta Platforms Inc Class A (+47%).

Line Graph [Table Text Block]
	Sit ESG Growth Fund - Class I	MSCI World Index
6/16	$10,000	$10,000
6/17	11,313	11,820
6/18	12,509	13,130
6/19	13,548	13,961
6/20	14,425	14,358
6/21	19,036	19,964
6/22	15,806	17,102
6/23	19,215	20,267
6/24	23,424	24,360
6/25	27,095	28,320

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	Since Inception 6/30/2016
Sit ESG Growth Fund - Class I	15.68%	13.44%	11.70%
MSCI World Index	16.26%	14.55%	12.25%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 13,040,977
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 118,125
InvestmentCompanyPortfolioTurnover	3.88%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$13,040,977
# of Portfolio Holdings	60
Portfolio Turnover Rate	3.88%
Investment Advisory Fees Paid	$118,125
Weighted average market cap	$1,146.4 Billion
Weighted average market cap	$1,146.4 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	22.4%
Technology Services	17.2
Finance	11.1
Producer Manufacturing	10.3
Health Technology	7.7
Consumer Services	6.4
Consumer Non-Durables	4.4
Retail Trade	3.4
Others	11.4
Cash and other net assets	5.7
Total	100.0%

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	11.2%
Microsoft Corp.	7.6
Apple, Inc.	5.7
Broadcom, Inc.	4.1
Alphabet, Inc.	3.4
Goldman Sachs Group, Inc.	3.3
Trane Technologies, PLC	2.9
Iberdrola SA, ADR	2.4
JPMorgan Chase & Co.	2.4
Allianz SE, ADR	2.2

Country Allocation (% of Net Assets)

United States	55.8%
United Kingdom	11.0
Germany	6.3
Ireland	6.0
Japan	5.4
Switzerland	3.0
Spain	2.4
Singapore	1.8
France	1.7
Belgium	0.5
Others	0.4
Cash and other net assets	5.7
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.
C000170243
Shareholder Report [Line Items]
Fund Name	Sit ESG Growth Fund
Class Name	S
Trading Symbol	SESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class S	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit ESG Growth Fund - Class S returned +15.43%, underperforming the MSCI World Index's return of +16.26%. During the period, the currency effect contributed to fund outperformance while the combination of stock selection and sector allocation detracted from results. The fund benefited from an overweight position in the semiconductors and semiconductor equipment industry. Holdings in Broadcom, Inc. (+73%) and NVIDIA Corporation (+28%) significantly outperformed the MSCI World Index. The fund also benefited from an overweight position in the producer manufacturing sector. Holdings such as Singapore Technologies Engineering (+95%) and BAE Systems plc (+58%) outperformed both the sector and the MSCI World Index. The largest detractor to returns during the period was stock selection within the software and services industry with Adobe Inc. (-30%) and no exposure to Meta Platforms Inc Class A (+47%).

Line Graph [Table Text Block]
	Sit ESG Growth Fund - Class S	MSCI World Index
6/16	$10,000	$10,000
6/17	11,279	11,820
6/18	12,449	13,130
6/19	13,446	13,961
6/20	14,283	14,358
6/21	18,797	19,964
6/22	15,556	17,102
6/23	18,865	20,267
6/24	22,943	24,360
6/25	26,482	28,320

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	Since Inception 6/30/2016
Sit ESG Growth Fund - Class S	15.43%	13.14%	11.42%
MSCI World Index	16.26%	14.55%	12.25%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 13,040,977
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 118,125
InvestmentCompanyPortfolioTurnover	3.88%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$13,040,977
# of Portfolio Holdings	60
Portfolio Turnover Rate	3.88%
Investment Advisory Fees Paid	$118,125
Weighted average market cap	$1,146.4 Billion
Weighted average market cap	$1,146.4 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	22.4%
Technology Services	17.2
Finance	11.1
Producer Manufacturing	10.3
Health Technology	7.7
Consumer Services	6.4
Consumer Non-Durables	4.4
Retail Trade	3.4
Others	11.4
Cash and other net assets	5.7
Total	100.0%

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	11.2%
Microsoft Corp.	7.6
Apple, Inc.	5.7
Broadcom, Inc.	4.1
Alphabet, Inc.	3.4
Goldman Sachs Group, Inc.	3.3
Trane Technologies, PLC	2.9
Iberdrola SA, ADR	2.4
JPMorgan Chase & Co.	2.4
Allianz SE, ADR	2.2

Country Allocation (% of Net Assets)

United States	55.8%
United Kingdom	11.0
Germany	6.3
Ireland	6.0
Japan	5.4
Switzerland	3.0
Spain	2.4
Singapore	1.8
France	1.7
Belgium	0.5
Others	0.4
Cash and other net assets	5.7
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.
C000153295
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Dividend Growth Fund
Class Name	I
Trading Symbol	SSCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class I	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Small Cap Dividend Growth Fund - Class I returned +10.02%, outperforming the Russell 2000® Index's return of +7.68%. Positive stock selection in the industrial services sector was the largest contributor to outperformance during the period. Key holdings included Argan (+220%), EMCRO Group (+47%), and DT Midstream (+60%). Favorable stock selection in the finance sector also contributed to outperformance, with holdings such as H&E Equipment Services (+102%), Axis Capital (+50%), and CNO Financial Group (+42%) outperforming the sector and the Russell 2000® Index. Also contributing to outperformance during the period was stock selection and an overweight position within the health technology sector. The key detractors to performance during the period were stock selection in the process industries and electronic technology sectors.

Line Graph [Table Text Block]
	Sit Small Cap Dividend Growth Fund - Class I	Russell 3000® Index	Russell 2000® Index
6/15	$10,000	$10,000	$10,000
6/16	10,171	10,214	9,327
6/17	11,782	12,104	11,621
6/18	12,724	13,893	13,663
6/19	12,656	15,141	13,211
6/20	12,270	16,130	12,335
6/21	18,176	23,253	19,987
6/22	15,212	20,029	14,951
6/23	17,677	23,825	16,790
6/24	20,215	29,335	18,479
6/25	22,239	33,822	19,898

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Sit Small Cap Dividend Growth Fund - Class I	10.02%	12.63%	8.32%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 37,926,431
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 290,646
InvestmentCompanyPortfolioTurnover	11.54%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$37,926,431
# of Portfolio Holdings	95
Portfolio Turnover Rate	11.54%
Investment Advisory Fees Paid	$290,646
Weighted average market cap	$8.2 Billion
Weighted average market cap	$8.2 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

EMCOR Group, Inc.	2.6%
Argan, Inc.	2.5
AeroVironment, Inc.	2.1
Monolithic Power Systems, Inc.	2.0
TechnipFMC, PLC	1.8
Flowserve Corp.	1.7
Addus HomeCare Corp.	1.7
Kodiak Gas Services, Inc.	1.7
Old National Bancorp	1.7
Evercore, Inc.	1.6

Sector Allocation (% of Net Assets)

Finance	24.8%
Producer Manufacturing	15.6
Industrial Services	12.7
Health Technology	7.1
Electronic Technology	5.6
Process Industries	5.0
Health Services	4.6
Non-Energy Minerals	3.0
Others	14.8
Cash and other net assets	6.8
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.
C000153296
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Dividend Growth Fund
Class Name	S
Trading Symbol	SDFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class S	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Small Cap Dividend Growth Fund - Class S returned +9.75%, outperforming the Russell 2000® Index's return of +7.68%. Positive stock selection in the industrial services sector was the largest contributor to outperformance during the period. Key holdings included Argan (+220%), EMCRO Group (+47%), and DT Midstream (+60%). Favorable stock selection in the finance sector also contributed to outperformance, with holdings such as H&E Equipment Services (+102%), Axis Capital (+50%), and CNO Financial Group (+42%) outperforming the sector and the Russell 2000® Index. Also contributing to outperformance during the period was stock selection and an overweight position within the health technology sector. The key detractors to performance during the period were stock selection in the process industries and electronic technology sectors.

Line Graph [Table Text Block]
	Sit Small Cap Dividend Growth Fund - Class S	Russell 3000® Index	Russell 2000® Index
6/15	$10,000	$10,000	$10,000
6/16	10,146	10,214	9,327
6/17	11,715	12,104	11,621
6/18	12,622	13,893	13,663
6/19	12,521	15,141	13,211
6/20	12,107	16,130	12,335
6/21	17,887	23,253	19,987
6/22	14,939	20,029	14,951
6/23	17,315	23,825	16,790
6/24	19,742	29,335	18,479
6/25	21,667	33,822	19,898

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Sit Small Cap Dividend Growth Fund - Class S	9.75%	12.34%	8.04%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Index	7.68%	10.04%	7.12%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 37,926,431
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 290,646
InvestmentCompanyPortfolioTurnover	11.54%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$37,926,431
# of Portfolio Holdings	95
Portfolio Turnover Rate	11.54%
Investment Advisory Fees Paid	$290,646
Weighted average market cap	$8.2 Billion
Weighted average market cap	$8.2 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

EMCOR Group, Inc.	2.6%
Argan, Inc.	2.5
AeroVironment, Inc.	2.1
Monolithic Power Systems, Inc.	2.0
TechnipFMC, PLC	1.8
Flowserve Corp.	1.7
Addus HomeCare Corp.	1.7
Kodiak Gas Services, Inc.	1.7
Old National Bancorp	1.7
Evercore, Inc.	1.6

Sector Allocation (% of Net Assets)

Finance	24.8%
Producer Manufacturing	15.6
Industrial Services	12.7
Health Technology	7.1
Electronic Technology	5.6
Process Industries	5.0
Health Services	4.6
Non-Energy Minerals	3.0
Others	14.8
Cash and other net assets	6.8
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.
C000009598
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Small Cap Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Growth Fund	$153	1.50%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Small Cap Growth Fund returned +4.60%, underperforming the Russell 2000® Growth Index's return of +9.73%. The largest contributor to underperformance during the period was stock selection in the electronic technology sector, with holdings such as Monolithic Power Systems (-10%) and MKS Inc. (-23%) underperforming the Russell 2000® Index. Stock selection in the process industries sector also contributed to underperformance during the period. An overweight position in industrial services combined with strong stock selection benefitted returns. Key holdings here include: Argan (+220%) and EMCOR Group (+47%). Other positive contributors to returns during the period were the Fund’s underweight position in Health Technology and the Fund’s overweight position in the finance sector.

Line Graph [Table Text Block]
	Sit Small Cap Growth Fund	Russell 3000® Index	Russell 2000® Growth Index
6/15	$10,000	$10,000	$10,000
6/16	8,400	10,214	8,925
6/17	10,001	12,104	11,103
6/18	11,269	13,893	13,530
6/19	11,996	15,141	13,464
6/20	12,677	16,130	13,932
6/21	18,971	23,253	21,087
6/22	14,120	20,029	14,038
6/23	16,523	23,825	16,639
6/24	18,478	29,335	18,159
6/25	19,329	33,822	19,926

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Sit Small Cap Growth Fund	4.60%	8.80%	6.81%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Growth Index	9.73%	7.42%	7.14%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 114,039,245
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,727,901
InvestmentCompanyPortfolioTurnover	11.22%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$114,039,245
# of Portfolio Holdings	82
Portfolio Turnover Rate	11.22%
Investment Advisory Fees Paid	$1,727,901
Weighted average market cap	$17.5 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Arista Networks, Inc.	4.4%
EMCOR Group, Inc.	3.7
Monolithic Power Systems, Inc.	3.2
Argan, Inc.	2.8
PTC, Inc.	2.3
Waste Connections, Inc.	2.3
Crane Co.	2.3
TechnipFMC, PLC	2.2
Axis Capital Holdings, Ltd.	2.0
Casey's General Stores, Inc.	1.9

Sector Allocation (% of Net Assets)

Producer Manufacturing	14.8%
Industrial Services	14.3
Health Technology	12.8
Electronic Technology	11.7
Technology Services	7.8
Finance	7.1
Non-Energy Minerals	4.9
Health Services	4.4
Others	17.2
Cash and other net assets	5.0
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.
C000009595
Shareholder Report [Line Items]
Fund Name	Sit International Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit International Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit International Growth Fund	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit International Growth Fund returned +17.31%, underperforming the MSCI EAFE Index's return of +17.73%. The industries of banks and software & services hurt returns, in contrast to positive returns from semiconductors & semiconductor equipment, consumer durables & apparel, and capital goods. Our banks underweight, specifically not owning HSBC Holdings (+48.8%) and Commonwealth Bank of Australia (+47.0%) hurt. In addition, Globant (-49.0%) and not owning SAP (+50.2%) in software & services were negative to performance. On the positives, Broadcom (+73.0%) in semiconductors & semiconductor equipment, Sony (+53.9%) in consumer durables & apparel, and Singapore Technologies Engineering (+97.2%) and BAE Systems in capital goods contributed. By geographic region, country allocation was negative for North America, Latin America, and Euroland, but positive for Asia Pacific Ex-Japan and Japan.

Line Graph [Table Text Block]
	Sit International Growth Fund	MSCI EAFE Index
6/15	$10,000	$10,000
6/16	9,181	8,984
6/17	10,342	10,804
6/18	10,762	11,544
6/19	11,145	11,668
6/20	11,415	11,069
6/21	15,317	14,650
6/22	11,731	12,047
6/23	13,875	14,308
6/24	15,083	15,959
6/25	17,694	18,788

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit International Growth Fund	17.31%	9.16%	5.87%
MSCI EAFE Index	17.73%	11.16%	6.51%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 31,944,734
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 245,310
InvestmentCompanyPortfolioTurnover	6.53%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$31,944,734
# of Portfolio Holdings	78
Portfolio Turnover Rate	6.53%
Investment Advisory Fees Paid	$245,310
Weighted average market cap	$214.8 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Finance	17.4%
Electronic Technology	15.8
Producer Manufacturing	14.7
Health Technology	10.3
Technology Services	6.6
Consumer Non-Durables	6.4
Consumer Services	5.9
Consumer Durables	3.4
Utilities	3.2
Others	13.8
Cash and other net assets	2.5
Total	100.0%

Top 10 Equity (% of Net Assets)

Broadcom, Inc.	8.8%
Schneider Electric SE	3.3
Sony Group Corp., ADR	2.9
Iberdrola SA	2.8
Shell, PLC, ADR	2.7
Safran SA	2.6
ASML Holding NV	2.6
Siemens AG	2.5
Allianz SE	2.5
BAE Systems, PLC	2.3

Country Allocation (% of Net Assets)

United Kingdom	17.7%
France	11.2
United States	10.3
Japan	9.1
Germany	8.3
Switzerland	8.1
Australia	4.3
Singapore	3.9
Netherlands	3.6
Canada	3.4
Others	17.6
Cash and other net assets	2.5
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.
C000009597
Shareholder Report [Line Items]
Fund Name	Sit Developing Markets Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Developing Markets Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Developing Markets Growth Fund	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Developing Markets Growth Fund returned +19.85%, outperforming the MSCI Emerging Markets Index's return of +12.57%. Superior stock selection helped performance. Semiconductors & semiconductor equipment, capital goods, and energy contributed positively to returns. However, technology hardware & equipment, and pharmaceuticals & biotechnology hurt performance. Broadcom (+73.0%) and Taiwan Semiconductor (23.5%) in semiconductors & semiconductor equipment, Singapore Technologies Engineering (+97.2%) in capital goods, while underweighting energy helped returns. But not owning Xiaomi Corporation (+261.8%) contributed negatively to performance.

Line Graph [Table Text Block]
	Sit Developing Markets Growth Fund	MSCI Emerging Markets Index
6/15	$10,000	$10,000
6/16	8,558	8,579
6/17	10,660	10,397
6/18	12,253	11,000
6/19	11,710	10,850
6/20	11,967	10,235
6/21	15,772	14,139
6/22	11,641	10,292
6/23	12,389	10,177
6/24	13,445	11,173
6/25	16,114	12,577

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 06/30/25)

	1 Year	5 Years	10 Years
Sit Developing Markets Growth Fund	19.85%	6.13%	4.89%
MSCI Emerging Markets Index	12.57%	4.21%	2.32%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 9,964,751
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 87,224
InvestmentCompanyPortfolioTurnover	2.54%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$9,964,751
# of Portfolio Holdings	45
Portfolio Turnover Rate	2.54%
Investment Advisory Fees Paid	$87,224
Weighted average market cap	$329.1 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	32.6%
Finance	20.2
Technology Services	13.1
Retail Trade	7.1
Consumer Services	6.6
Investment Companies	5.4
Producer Manufacturing	3.2
Non-Energy Minerals	2.7
Consumer Non-Durables	2.2
Others	4.0
Cash and other net assets	2.9
Total	100.0%

Top 10 Equity (% of Net Assets)

Taiwan Semiconductor Co.	13.6%
Broadcom, Inc.	8.8
iShares MSCI India ETF	5.4
Tencent Holdings, Ltd.	5.3
Naspers, Ltd.	4.5
Samsung Electronics Co., Ltd.	4.2
HDFC Bank, Ltd., ADR	3.4
DBS Group Holdings, Ltd.	2.9
Hong Kong Exchanges & Clearing, Ltd.	2.7
Singapore Technologies Engineering, Ltd.	2.7

Country Allocation (% of Net Assets)

China/Hong Kong	20.3%
Taiwan	17.4
Singapore	9.6
India	9.3
United States	8.8
South Korea	8.4
South Africa	7.8
Argentina	2.5
Peru	1.9
Indonesia	1.8
Others	9.3
Cash and other net assets	2.9
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.